UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-23306

Collaborative Investment Series Trust

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Anydrus Advantage ETF

NDOW︳Cboe BZX Exchange, Inc.

Annual Shareholder Report — March 31, 2026

Fund Overview

This annual shareholder report contains important information about Anydrus Advantage ETF (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://anydrusfunds.com. You can also request this information by contacting us at 1-877-694-3532.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anydrus Advantage ETF	$197	1.85%

How did the Fund perform last year?

For the fiscal year ended March 31, 2026, the Fund's total return was 12.77%. The primary benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 4.35% and the secondary index, the S&P Target Risk Moderate Index, returned 11.41%.

The outperformance relative to the cited benchmarks was driven primarily by the following:

• Precious metals appreciated during the period, supported by foreign central bank demand and a trend toward reduced U.S. dollar reserve holdings.

• Chinese technology equities experienced a significant rerating during the period.

• Holdings in AI infrastructure, including semiconductors and data center supply chains, appreciated during the period.

The Fund did not use derivatives during the year.

Fund performance based on $10,000 initial investment

Table Summary
	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Moderate Index
May 24	$10,000	$10,000	$10,000
Jun 24	$9,937	$10,116	$10,156
Sep 24	$10,200	$10,642	$10,735
Dec 24	$9,858	$10,316	$10,521
Mar 25	$9,975	$10,603	$10,636
Jun 25	$10,522	$10,731	$11,218
Sep 25	$10,987	$10,949	$11,697
Dec 25	$11,311	$11,069	$11,929
Mar 26	$11,249	$11,064	$11,849

Average Annual Total Returns

Table Summary
	1 Year	Since Fund Inception (5/13/2024)
Anydrus Advantage ETF	12.77%	6.45%
Bloomberg U.S. Aggregate Bond Index	4.35%	5.52%
S&P Target Risk Moderate Index	11.41%	9.43%

Past performance is not a good predictor of future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Statistics

Table Summary
Net Assets	$59,599,240
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$619,581
Portfolio Turnover Rate	358%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Common Stocks	43.2
Exchange-Traded Funds	53.3
Closed-End Funds	3.5
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Anydrus Advantage ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://anydrusfunds.com, or upon request, by calling 1-877-694-3532.

Annual Shareholder Report — March 31, 2026

NDOW-03/26-AR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Fred Stoleru is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services provided to the Registrant was $15,000, and $14,500 for the fiscal years ended March 31, 2026, and 2025, respectively.

(b) Audit-Related Fees. The aggregate fees billed in the fiscal year for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item was $0, and $0 for the fiscal years ended March 31, 2026 and 2025, respectively.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, was $4,000, and $3,500 for the fiscal years ended March 31, 2026 and 2025, respectively.

(d) All Other Fees. Fees for other services totaled $0, and $0, for the fiscal years ended March 31, 2026 and 2025, respectively.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

(2) No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f) All of the work in connection with the audit of the Registrant during the year ended March 31, 2026 and 2025, was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 for the year ended March 31, 2026 and 2025, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Other Information

Anydrus Advantage ETF (NDOW)

March 31, 2026

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 1

Portfolio of InvestmentsMarch 31, 2026

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 42.7%
Communication Services — 2.3%
2,802	Alphabet, Inc., Class A	805,743
608	Meta Platforms, Inc., Class A	347,855
3,816	Tencent Holdings, Ltd., ADR	241,248
		1,394,846
Consumer Discretionary — 2.8%
2,896	Amazon.com, Inc.(a)	603,150
2,359	Autoliv, Inc.	248,072
2,647	Hasbro, Inc.	247,759
179	MercadoLibre, Inc.(a)	309,495
1,804	TJX Cos., Inc. (The)	288,099
		1,696,575
Energy — 2.4%
1,284	Exxon Mobil Corp.	217,843
10,436	Halliburton Co.	406,900
8,036	SLB Ltd	412,969
1,647	Targa Resources Corp.	412,953
		1,450,665
Financials — 2.9%
2,509	Bank of New York Mellon Corp. (The)	297,643
11,383	Barclays PLC, ADR	240,864
4,706	Janus Henderson Group PLC	241,747
1,328	JPMorgan Chase & Co.	390,644
20,248	NU Holdings Ltd/Cayman Islands, Class A(a)	290,964
6,441	UBS Group AG	251,650
		1,713,512
Health Care — 5.4%
1,492	AstraZeneca PLC	294,252
1,327	Biogen, Inc.(a)	243,279
259	Eli Lilly & Co.	238,220
3,130	Gilead Sciences, Inc.	436,228
3,731	GSK PLC, ADR	205,914
1,418	Johnson & Johnson	346,617
3,293	Neurocrine Biosciences, Inc.(a)	433,820
5,524	Sanofi SA, ADR	266,146
1,899	Veeva Systems, Inc., Class A(a)	333,578
930	Vertex Pharmaceuticals, Inc.(a)	415,282
		3,213,336

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 2

Portfolio of Investments (continued)March 31, 2026

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 42.7% (continued)
Industrials — 8.9%
5,213	ABB, Ltd., ADR	419,542
3,567	BAE Systems PLC, ADR	415,555
1,243	BWX Technologies, Inc.	254,181
2,200	Euroseas, Ltd.	147,070
1,395	FTI Consulting, Inc.(a)	246,594
481	GE Vernova, Inc.	419,865
1,781	Honeywell International, Inc.	402,559
856	Hubbell, Inc.	420,074
771	Huntington Ingalls Industries, Inc.	292,903
876	Moog, Inc.	256,353
2,168	Mueller Industries, Inc.	240,214
3,549	nVent Electric PLC	419,776
262	Parker-Hannifin Corp.	234,553
763	Quanta Services, Inc.	418,902
9,156	Saab AB, ADR	299,859
3,464	Siemens AG, ADR	422,193
		5,310,193
Information Technology — 10.0%
878	Applied Materials, Inc.	300,092
13,794	ASE Technology Holding Co Ltd, ADR	299,054
524	ASML Holding NV	692,115
3,922	Cognizant Technology Solutions Corp., Class A	240,615
853	Coherent Corp.(a)	203,193
1,741	EPAM Systems, Inc.(a)	235,731
1,241	First Solar, Inc.(a)	244,800
909	Jabil, Inc.	241,458
322	KLA Corp.	474,116
2,703	Nice, Ltd., ADR(a)	298,033
34,787	Nokia Oyj, ADR	279,687
6,008	Nutanix, Inc.(a)	228,364
5,863	NVIDIA Corp.	1,022,507
3,205	Synaptics, Inc.(a)	224,478
2,624	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	886,781
		5,871,024

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 3

Portfolio of Investments (continued)March 31, 2026

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 42.7% (continued)
Materials — 3.2%
2,033	CF Industries Holdings, Inc.	263,965
8,283	Constellium SE(a)	203,596
7,680	Freeport-McMoRan, Inc.	451,430
794	Linde PLC	393,633
2,536	Solstice Advanced Materials, Inc.	193,142
26,669	Vale SA, ADR	424,304
		1,930,070
Real Estate — 3.0%
3,417	Agree Realty Corp.	257,573
310	Equinix, Inc.	303,874
8,044	Essential Properties Realty Trust, Inc.	244,216
1,669	Extra Space Storage, Inc.	218,856
3,523	Regency Centers Corp	266,551
6,500	STAG Industrial, Inc.	234,390
9,319	VICI Properties, Inc.	254,595
		1,780,055
Utilities — 1.8%
2,742	CMS Energy Corp.	212,724
2,968	Entergy Corp.	333,485
3,280	NextEra Energy, Inc.	304,646
2,457	Sempra	238,747
		1,089,602
Total Common Stocks (Cost $23,725,433)		25,449,878

Exchange-Traded Funds — 52.6%
93,486	iMGP DBi Managed Futures Strategy ETF	2,818,603
20,564	iShares 20+ Year Treasury Bond ETF	1,782,693
18,589	iShares Core MSCI International Developed Markets ETF	1,553,483
39,548	iShares Floating Rate Bond ETF	2,014,971
143,997	iShares iBonds Dec 2028 Term Treasury ETF	3,208,685
70,876	Janus Henderson Aaa CLO ETF	3,570,024
60,965	NYLI Merger Arbitrage ETF, Class U(a)	2,216,078
73,361	Simplify Managed Futures Strategy ETF	2,216,969
25,944	State Street SPDR S&P Emerging Markets Dividend ETF	1,024,269
142,518	VanEck J.P. Morgan EM Local Currency Bond ETF	3,578,626

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2026

Anydrus Advantage ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 52.6% (continued)
11,986	Vanguard FTSE All-World ex-US ETF	900,149
57,203	Vanguard Intermediate-Term Treasury ETF	3,406,439
63,478	Vanguard Total International Bond ETF	3,050,118
Total Exchange-Traded Funds (Cost $30,775,708)		31,341,107

Closed-End Funds — 3.5%
48,950	Sprott Physical Gold Trust	1,734,788
13,464	Sprott Physical Silver Trust	328,387
Total Closed-End Funds (Cost $1,906,705)		2,063,175

Total Investments — 98.8% (Cost $56,407,846)		58,854,160
Net other assets (liabilities) — 1.2%		745,080
Net Assets — 100.0%		59,599,240

(a) Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

NYLI — New York Life Investments

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 5

Statement of Assets and LiabilitiesMarch 31, 2026

Anydrus Advantage ETF
Assets:
Investments, at value (Cost $56,407,846)	$58,854,160
Cash	843,593
Dividends and interest receivable	37,840
Receivable for investments sold	3,383,883
Reclaims receivable	875
Prepaid expenses and other assets	242
Total Assets	63,120,593
Liabilities:
Payable for investments purchased	3,418,786
Accrued expenses:
Advisory	58,495
Administration	9,902
Custodian	1,310
Filling fees	2,458
Fund accounting	10,244
Legal and audit	11,145
Printing	4,325
Trustee	2,400
Other	2,288
Total Liabilities	3,521,353
Net Assets	$59,599,240
Net Assets consist of:
Paid-in Capital	$58,727,579
Total Distributable Earnings (Loss)	871,661
Net Assets	$59,599,240

Net Assets:	$59,599,240
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,175,000
Net Asset Value (offering and redemption price per share):	$27.40

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 6

Statement of OperationsFor the Year ended March 31, 2026

Anydrus Advantage ET
Investment Income:
Dividend income	$1,217,017
Foreign tax withholding	(7,207)
Total Investment Income	1,209,810
Expenses:
Advisory	640,529
Administration	100,904
Compliance services	9,000
Custodian	11,728
Fund accounting	103,444
Index receipt agent fee	11,418
Professional fees	50,722
Listing fee	7,000
Printing	10,199
Treasurer	3,600
Trustee	8,800
Other	12,689
Total Expenses before fee reductions	970,033
Expenses contractually waived and/or reimbursed by the Advisor	(20,948)
Total Net Expenses	949,085
Net Investment Income (Loss)	260,725
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(79,268)
Net realized gains (losses) from in-kind transactions	3,388,028
Change in unrealized appreciation (depreciation) on investments	2,029,580
Net Realized and Unrealized Gains (Losses):	5,338,340
Change in Net Assets Resulting From Operations	$5,599,065

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 7

Statements of Changes in Net Assets

	Anydrus Advantage ETF
	Year ended March 31, 2026	For the period May 13, 2024(a) through March 31, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$260,725	$408,295
Net realized gains (losses) from investments and in-kind transactions	3,308,760	(1,038,679)
Change in unrealized appreciation (depreciation) on investments	2,029,580	416,734
Change in net assets resulting from operations	5,599,065	(213,650)
Distributions to Shareholders From:
Earnings	(700,448)	(539,504)
Change in net assets from distributions	(700,448)	(539,504)
Capital Transactions:
Proceeds from shares issued	31,569,813	42,016,875
Cost of shares redeemed	(13,774,088)	(4,358,823)
Change in net assets from capital transactions	17,795,725	37,658,052
Change in net assets	22,694,342	36,904,898
Net Assets:
Beginning of period	36,904,898	—
End of period	$59,599,240	$36,904,898
Share Transactions:
Issued	1,175,000	1,675,000
Redeemed	(500,000)	(175,000)
Change in shares	675,000	1,500,000

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Annual Financial Statements and Other Information | 8

Financial Highlights

Anydrus Advantage ETF	Year ended March 31, 2026(a)	May 13, 2024(a) through March 31, 2025
Net Asset Value, Beginning of Period	$24.60	$25.00

Net Investment Income (Loss)(b)	0.14	0.27
Net Realized and Unrealized Gains (Losses) on Investments	3.00	(0.33)
Total from Investment Activities	3.14	(0.06)

Distributions from Net Investment Income	(0.34)	(0.34)
Net Asset Value, End of Period	$27.40	$24.60
Net Assets at End of Period (000’s)	$59,599	$36,905

Total Return at NAV(c)(d)	12.77%	(0.25)%
Ratio of Net Expenses to Average Net Assets(e)(f)	1.85%	1.85%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.89%	1.93%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	0.51%	1.24%
Portfolio Turnover(d)(i)	358%	243%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year

(e) Annualized for periods less than one year

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions

Annual Financial Statements and Other Information | 9

Notes to Financial StatementsMarch 31, 2026

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Anydrus Advantage ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund commenced operations on May 13, 2024.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing

Annual Financial Statements and Other Information | 10

Notes to Financial Statements (continued)March 31, 2026

Corporation or (ii) a depository trust company participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to the circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs

Annual Financial Statements and Other Information | 11

Notes to Financial Statements (continued)March 31, 2026

and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access

• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments as of March 31, 2026.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Anydrus Advantage ETF
Common Stocks(a)	$25,449,878	$25,449,878
Exchange-Traded Funds	31,341,107	31,341,107
Closed-End Funds	2,063,175	2,063,175
Total Investments	$58,854,160	$58,854,160

(a) See the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date.

Annual Financial Statements and Other Information | 12

Notes to Financial Statements (continued)March 31, 2026

The Fund may own shares of ETFs that may invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Fund.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Collaborative Fund Advisors, LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 1.25% of its average daily net assets, calculated daily and paid monthly.

Annual Financial Statements and Other Information | 13

Notes to Financial Statements (continued)March 31, 2026

Retireful, LLC (“Sub-Advisor”) serves as the Fund’s sub-advisor. The Sub-Advisor is responsible for the trade execution management of the Fund’s investment portfolio. Pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is entitled to receive from the Advisor (not the Fund), on a monthly basis, an annual advisory fee equal to 0.15% of the Fund’s net assets.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, through July 31, 2026, to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor))) would not exceed 1.85%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

As of March 31, 2026, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2025 Expires 03/31/2028	Waived/Reimbursed FY 2026 Expires 03/31/2029	Total
Anydrus Advantage ETF	$27,521	$20,948	$48,469

At March 31, 2026, there was no commitment or contingent liability.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

Annual Financial Statements and Other Information | 14

Notes to Financial Statements (continued)March 31, 2026

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the year ended March 31, 2026, the Fund paid a total of $3,600 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended March 31, 2026, were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$180,331,529	$180,431,806

Purchases and sales of in-kind transactions for the year ended March 31, 2026, were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$31,105,632	$14,045,499

There were no purchases or sales of U.S. government securities during the year ended March 31, 2026.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of the Fund are not redeemable. Transactions in Shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s

Annual Financial Statements and Other Information | 15

Notes to Financial Statements (continued)March 31, 2026

specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Anydrus Advantage ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of March 31, 2026, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the tax year ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the tax year ended March 31, 2026, the Fund did not incur any interest or penalties.

As of the year ended March 31, 2026, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Anydrus Advantage ETF	$56,674,318	$2,819,083	$(639,241)	$2,179,842

Annual Financial Statements and Other Information | 16

Notes to Financial Statements (continued)March 31, 2026

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and passive foreign investment companies mark to market.

The tax character of distributions paid during the tax years ended March 31, 2025, and 2026, were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Anydrus Advantage ETF
2025	$539,504	$—	$539,504	$539,504
2026	700,448	—	700,448	700,448

As of the year ended March 31, 2026, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
Anydrus Advantage ETF	$—	$—	$—	$(1,308,181)	$2,179,842	$871,661

As of the year ended March 31, 2026, the Fund has net capital loss carryforwards not subject to expiration as summarized in the table below.

Short-Term Amount
Anydrus Advantage ETF	$1,291,777

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the year ended March 31, 2026, the Funds deferred losses are as follows:

Late Year Ordinary Loss Deferred Total
Anydrus Advantage ETF	$16,404

Annual Financial Statements and Other Information | 17

Notes to Financial Statements (continued)March 31, 2026

Permanent Tax Differences:

As of the year ended March 31, 2026, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to the tax treatment of realized gains and losses attributable to redemptions in-kind.

	Total Distributable Earnings (Loss)	Paid-in Capital
Anydrus Advantage ETF	$(3,161,169)	$3,161,169

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes

Annual Financial Statements and Other Information | 18

Notes to Financial Statements (continued)March 31, 2026

in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Additional investment risks are outlined in the Fund’s prospectus.

(8) Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the portfolio manager of the Fund acts as the Fund’s chief operation decision marker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

(9) Recent Accounting Pronouncement

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(10) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

Annual Financial Statements and Other Information | 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Anydrus Advantage ETF and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Anydrus Advantage ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of March 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for the year ended or period indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations, the changes in net assets, and the financial highlights for the year ended and period indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Anydrus Advantage ETF	For the year ended March 31, 2026	For the year ended March 31, 2026, and for the period May 13, 2024 (commencement of operations) through March 31, 2025

Basis for Opinion

The financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and

Annual Financial Statements and Other Information | 20

brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 20, 2026

Annual Financial Statements and Other Information | 21

Additional InformationMarch 31, 2026 (Unaudited)

Other Federal Income Tax Information

During the year ended March 31, 2026, the following percentage of the total ordinary income distributions paid by the Fund qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received Deduction
Anydrus Advantage ETF	24.62%

During the year ended March 31, 2026, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Anydrus Advantage ETF	67.78%

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by (i) calling 1-866-904-0406; (ii) visiting www.anydrusfunds.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Annual Financial Statements and Other Information | 22

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Annual Financial Statements and Other Information | 23

Item 11. Statement Regarding Basis for Approval of Investment Advisory
Contract (Unaudited)

Renewal of the Investment Advisory Agreement with Collaborative Fund
Advisors, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on February 27, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and the Trust, with respect to Anydrus Advantage ETF (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between CFA and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Fund, noting the addition of David Nelson as a portfolio manager since the approval of the advisory agreement. The Board observed the investment advisory services provided by CFA, including research and compliance oversight, noting that CFA utilized a sub-adviser to provide trading services. The Board reviewed CFA’s practices for monitoring compliance with the Fund’s investment limitations, as well as its policies with respect to the selection of broker-dealers for portfolio transactions. The Board noted that CFA did not report any material compliance issues, regulatory examination, nor material litigation since the last approval of the advisory agreement. The Board concluded that it expected CFA to continue to provide satisfactory service to the Fund and its shareholders.

Performance. The Board observed that the Fund outperformed its peer group, Morningstar category and benchmark indices, the Dow Jones Moderately Conservative Portfolio Index and Bloomberg U.S. Aggregate Bond Index, over the 1-year period ended December 31, 2025 with net returns of 14.68%. The Board further observed that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index since inception but underperformed the peer group, Morningstar category and Dow Jones Moderately Conservative Portfolio Index during the same period. The Board noted CFA’s explanation that the underperformance since inception could be attributed, in part, to the headwinds faced in 2024. The Board concluded that the Fund’s performance was satisfactory.

Annual Financial Statements and Other Information | 24

Item 11. Statement Regarding Basis for Approval of Investment Advisory
Contract (Unaudited) (continued)

Fees and Expenses. The Board noted that the Fund’s advisory fee of 1.25% is equal to the average of its peer group selected by CFA and higher than its Morningstar category average but below its high of 1.35%. The Board observed that the Fund’s net expense ratio of 1.85% was slightly higher than its peer group average and higher than its Morningstar category average but within the ranges of both. The Board noted that there was an expense limitation agreement with respect to the Fund. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis for the Fund provided by CFA and noted that CFA was earning a modest profit with respect to its management of the Fund. After discussion, the Board determined that excessive profitability was not an issue for CFA at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by CFA. The Board noted that there were no breakpoints at this time. The Board discussed CFA’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continued to grow.

Conclusion. Having requested and received such information from CFA as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

Renewal of the Sub-Advisory Agreement between Collaborative Fund Advisors, LLC and Retireful, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on February 27, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and Retireful, LLC (“Retireful”), with respect to Anydrus Advantage ETF (the “Fund”). In considering the renewal of the sub-advisory agreement, the Board received materials specifically relating to the sub-advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the sub-advisory agreement between CFA and Retireful. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the sub-advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any

Annual Financial Statements and Other Information | 25

Item 11. Statement Regarding Basis for Approval of Investment Advisory
Contract (Unaudited) (continued)

one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the sub-advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Fund, noting no material personnel changes. The Board further reviewed the services provided by Retireful to the Fund, noting that it provided trading services for the Fund. The Board reviewed the order management system used by Retireful for monitoring compliance with the Fund’s investment limitations. The Board observed that Retireful did not report any material compliance issues, material litigation or administrative action, since the last approval of the sub-advisory agreement. The Board concluded that it expected Retireful to continue to provide satisfactory services to the Fund and its shareholders.

Performance. The Board observed that the Fund outperformed its peer group, Morningstar category and benchmark indices, the Dow Jones Moderately Conservative Portfolio Index and Bloomberg U.S. Aggregate Bond Index, over the 1-year period ended December 31, 2025 with net returns of 14.68%. The Board further observed that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index since inception but underperformed the peer group, Morningstar category and Dow Jones Moderately Conservative Portfolio Index during the same period. The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses. The Board noted the Fund’s sub-advisory fee of 0.15% and that Retireful does not provide similar services to other accounts. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Retireful and noted that Retireful was earning a modest profit with respect to its management of the Fund. The Board determined that excessive profitability was not an issue for Retireful at this time.

Economies of Scale. The Board considered whether Retireful had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisory-level issue and should be considered with respect to the overall management agreement taking into consideration the impact of the sub-advisory expenses. The Board concluded that, based on the current size of the Fund, it was unlikely that Retireful was benefiting from any material economies of scale.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the investment sub-advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment sub-advisory agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics is attached hereto.

(a)(2) Not applicable.

a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 3, 2026

By (Signature and Title)	/s/ William McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	June 3, 2026